SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Recorded impairment against long term investment	$ 128,204	$ 0	$ 0
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years
Copy rights | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Copy rights | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years